RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2025
Related Party Transactions
RELATED PARTY TRANSACTIONS

7.	RELATED PARTY TRANSACTIONS

The amounts due to related parties are unsecured, payable on demand which consist of the following:

	March 31, 2025	December 31, 2024

Entities controlled by directors (non-interest-bearing)	$116,369	$110,069
	$116,369	$110,069

The convertible debentures and accrued interest of $557,089 (December 31, 2024 - $549,589) are owed to the Chief Executive Officer, and to a former director of the Company (note 9).

During the three month period ended March 31, the following amounts were charged by related parties.

	2025	2024
Interest charged on amounts due to related parties	$—	$—
Rent charged by entities with common directors (note 13)	3,000	3,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 13)	3,000	3,500
	$6000	$6500

The Company, together with Jackpot Digital Inc. ("Jackpot"), a related company with certain common directors, have entered into an office lease agreement, and an office support services agreement (note 13).

During 2024, an insider of the Company subscribed 610,000 units in the capital of the Company at $0.10 per unit in the private placement financing.